Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risks - Reconciliation of Changes in Carrying Amounts of Goodwill (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2020	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Goodwill [Line Items]
Goodwill and intangible asset impairment	$ 0	$ 0	$ 0	$ 226,000,000	$ 2,096,000,000
Goodwill impairment			0	226,000,000	2,100,000,000
Goodwill [Roll Forward]
Beginning Balance			579,000,000	807,000,000
Impairment charges			0	(226,000,000)	(2,100,000,000)
Exchange movements				(2,000,000)
Ending Balance			579,000,000	579,000,000	807,000,000
NAA Segment
Goodwill [Line Items]
Goodwill impairment			0	0	1,300,000,000
Goodwill [Roll Forward]
Beginning Balance			579,000,000	579,000,000
Impairment charges			0	0	(1,300,000,000)
Exchange movements				0
Ending Balance			579,000,000	579,000,000	579,000,000
EA Segment
Goodwill [Line Items]
Goodwill impairment			0	226,000,000	777,000,000
Goodwill [Roll Forward]
Beginning Balance			0	228,000,000
Impairment charges			$ 0	(226,000,000)	(777,000,000)
Exchange movements				(2,000,000)
Ending Balance				$ 0	$ 228,000,000